Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue, net	$ 1,929	$ 994	$ 9,358	$ 2,011	$ 11,934	$ 1,358
Operating expenses:
Cost of goods sold	2,043	1,625	4,746	4,211	6,492	4,601
Research and development	1,071	2,041	4,131	6,245	8,146	9,351
Sales and marketing	547	572	1,593	2,098	2,609	3,626
General and administrative	2,688	1,270	7,838	4,015	6,606	5,675
Total operating expenses	6,349	5,508	18,308	16,569	23,853	23,253
Loss from operations	(4,420)	(4,514)	(8,950)	(14,558)	(11,919)	(21,895)
Interest expense	191	191	569	567	758	710
Loss in joint venture	1,943	777	5,218	3,004	3,703	2,404
Changes in fair value of promissory notes	709	17	46	101	167	1,060
Other income, net	(523)	(53)	(1,586)	(513)	(1,264)	(271)
Loss before tax expense	(6,740)	(5,446)	(13,197)	(17,717)	(15,283)	(25,798)
Tax expense	0	0	0	0	0	0
Net loss	$ (6,740)	$ (5,446)	$ (13,197)	$ (17,717)	$ (15,283)	$ (25,798)
Net loss per share - basic and diluted	$ (0.19)	$ (0.19)	$ (0.39)	$ (0.63)	$ (3.62)	$ (6.11)
Weighted average common shares outstanding - basic and diluted	35,156,918	28,153,555	34,072,176	28,153,555	4,219,656	4,219,606